Concentrations - Schedule of Purchases from Major Suppliers (Detail) - LCP Edge Intermediate, Inc. [Member] - Supplier Concentration Risk [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Supplies expense	$ 3,603	$ 4,452	$ 11,103	$ 14,351	$ 6,377
% of Total purcahses	56.60%	43.90%	37.00%	41.00%	22.00%
Supplier A [Member]
Concentration Risk [Line Items]
Supplies expense	$ 1,803	$ 2,275	$ 6,195	$ 6,077	$ 3,449
% of Total purcahses	28.30%	22.40%	21.00%	17.00%	12.00%
Supplier B [Member]
Concentration Risk [Line Items]
Supplies expense	$ 1,119	$ 1,152	$ 4,908	$ 4,173	$ 2,928
% of Total purcahses	17.60%	11.40%	16.00%	12.00%	10.00%
Supplier C [Member]
Concentration Risk [Line Items]
Supplies expense	$ 681	$ 1,025		$ 4,101
% of Total purcahses	10.70%	10.10%		12.00%